Invested assets and net new money	12 Months Ended
Dec. 31, 2024
Disclosure Invested Assets And Net New Money [Line Items]
Invested assets and net new money

Note 31

Invested assets and net new money

The

following

disclosures

provide

a

breakdown

of

UBS’s

invested

assets

and

a

presentation

of

their

development,
including net new money,

as required by the Swiss Financial Market

Supervisory Authority (FINMA).
Invested assets
Invested assets

consist of

all client

assets managed

by or

deposited with

UBS for

investment purposes.

Invested assets
include managed

fund assets,

managed institutional

assets, discretionary

and advisory

wealth management

portfolios,
fiduciary deposits, time deposits, savings accounts, and

wealth management securities or brokerage

accounts. All assets
held

for

purely

transactional

purposes

and

custody-only

assets,

including

corporate

client

assets

held

for

cash
management and

transactional purposes,

are

excluded from

invested assets,

as the

Group only

administers

the assets
and does not

offer advice

on how they

should be invested.

Also excluded are

non-bankable assets

(e.g. art collections)
and deposits from third-party banks for

funding or trading purposes.
Discretionary assets

are defined

as client

assets that

UBS decides

how to

invest. Other

invested assets

are those

where
the client ultimately

decides how the

assets are invested.

When a single

product is created

in one business

division and
sold

in another,

it is

counted

in

both

the

business

division

managing

the

investment

and the

one

distributing

it. This
results

in

double

counting

within

UBS’s

total

invested

assets

and

net

new

money,

as

both

business

divisions

are
independently providing a service to their respective clients,

and both add value and generate revenue.
Net new money
Net new money in a reporting period is the amount

of invested assets entrusted to UBS by new and existing

clients, less
those withdrawn by existing clients and clients who terminated relationships with UBS.
Net new

money is

calculated using the

direct method,

under which

inflows and

outflows to

/ from

invested assets are
determined at

the client level,

based on transactions.

Interest and dividend

income from

invested assets

are not counted

as
net new money inflows.

Market and currency

movements, as well

as fees, commissions

and interest on loans

charged, are
excluded from net new money,

as are effects resulting

from any acquisition or divestment

of a UBS subsidiary or business.
Reclassifications between invested

assets

and

custody-only assets

as

a

result of

a

change

in

service level

delivered are
generally treated as net new

money flows. However, where the change

in service level directly results from an

externally
imposed regulation or a

strategic decision by UBS

to exit

a market or

specific service offering, the one-time net effect

is
reported as Other effects .
The Investment Bank does not track

invested assets and net new money. However,

when a client is transferred from the
Investment Bank

to another

business division,

this may

produce net

new money

even though

the client’s

assets

were
already with UBS.

Invested assets and net new money
As of or for the year ended
USD bn 31.12.24 31.12.23
Fund assets managed by UBS 639 624
Discretionary assets 2,213 1,996
Other invested assets 3,235 3,094
Total invested assets
1
6,087 5,714
of which: double counts 503 461
Net new money
1,2
52 80
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.

2 Includes double counts.

Development of invested assets
USD bn 2024 2023
Total invested assets at the beginning of the year
1,2
5,714 3,981
Net new money 52 80
Market movements
3
542 428
Foreign currency translation (155) 91
Other effects (67) 1,134
of which: acquisitions / (divestments) (6) 1,180
of which: the acquisition of the Credit Suisse Group 1,205
Total invested assets at the end of the year
1,2
6,087 5,714
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.

2 Includes double counts.

3 Includes interest and dividend income.